CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS (Tax assessment relating to the use of certain ICMS tax credits, BPEM arbitration, PIS and COFINS credits defense action) (Details)
R$ in Millions, $ in Millions
			1 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 BRL (R$)	Aug. 31, 2024 USD ($) claim	Aug. 31, 2024 BRL (R$) claim	Sep. 30, 2024 USD ($)	Jun. 09, 2024 USD ($)	Dec. 31, 2023 USD ($)	Feb. 28, 2022 USD ($)	Sep. 07, 2017 USD ($)
Federal Government | Usiminas
Disclosure of contingent liabilities [line items]
Number of tax claims filed | claim			2	2
Tax contingent liability	$ 84.0	R$ 518	$ 92.0	R$ 503
Legal proceedings contingent liability | BP Energia Mexico (BPEM)
Disclosure of contingent liabilities [line items]
Contingent liability, legal proceedings, additional expenses and costs						$ 2.4
Other provisions					$ 34.2
Legal proceedings contingent liability | BP Energia Mexico (BPEM) | Gas Industrial de Monterrey, S.A. de C.V.
Disclosure of contingent liabilities [line items]
Contingent liability, legal proceedings, original claim								$ 27.6
Contingent liability, legal proceedings, arbitration reward						22.0
Legal proceedings contingent liability | BP Energia Mexico (BPEM) | Ternium Mexico
Disclosure of contingent liabilities [line items]
Contingent liability, legal proceedings, original claim								12.4
Contingent liability, legal proceedings, arbitration reward						9.9
Legal proceedings contingent liability | BP Energia Mexico (BPEM) | Ternium Gas Mexico
Disclosure of contingent liabilities [line items]
Contingent liability, legal proceedings, original claim								$ 2.4
Contingent liability, legal proceedings, arbitration reward						$ 2.1
Thyssenkrupp Slab International B.V. & CSA Siderúrgica do Atlântico Ltda. | Legal proceedings contingent liability | Rio de Janeiro State Treasury Office | Ternium Brasil Ltda.
Disclosure of contingent liabilities [line items]
Other provisions	$ 29.3						$ 37.5		$ 57.7